Reporting Entity and description of business	12 Months Ended
Dec. 31, 2025
Reporting Entity and description of business [Abstract]
Reporting Entity and description of business
1.	Reporting Entity and description of business

a.	Corporate information

On May 15, 2026, Elias Sacal Cababie, Chief Executive Officer, Marcos Sacal Cohen, Chief Operating Officer and Oscar Jazmani Mendoza Escobar, Interim Global Chief Financial Officer authorized the issue of these consolidated and combined financial statements.

Murano Global Investments PLC (“Murano” and together with its subsidiaries, the “Company” is a public limited company (formerly incorporated on July 27, 2023 as Murano Global Investments Limited), existing under the laws of the Bailiwick of Jersey with its corporate office  at 25 Berkeley Square, London W1J 6HN United Kingdom and its tax residence in the United Kingdom. Its main subsidiary Murano PV, S. A. de C. V. holds the operational business in Mexico and is headquartered at F. C. de Cuernavaca 20, 12th floor, Lomas – Virreyes, Lomas de Chapultepec III Secc., Miguel Hidalgo, 11000 Mexico City. The Company has prepared its financial statements on a consolidated and combined basis, for further information refer to note 3 (a).

The Company is a Mexican real estate development group with extensive experience in the structuring, development and assessment of industrial, residential, corporate office, and hotel projects in Mexico. The Company also provides comprehensive services, including the execution, construction, management, and operation of a wide variety of industrial, business and tourism focused on real estate projects, among others. The Company is primarily involved in developing and managing luxury hotels in urban and beach resort destinations.

The Andaz and Mondrian Hotels, located in Mexico City, have been fully operational with a combined capacity of 396 rooms since early 2023.

The Company is also developing a leisure and residential complex in Grand Island, Cancun, Quintana Roo (the “GIC Complex”) which include GIC I (formerly Hyatt Vivid Grand Island and ((former Dreams Hotel)). The GIC Complex (divided into 12 private units) is ultimately expected to incorporate around 616 rooms and approximately 1582 residential apartments units/ condominiums, and a beach club. The Company’s management and board of directors, following recent negotiations with the Senior Notes 2031 ad hoc group of holders, market developments and market outlook, have updated the Company’s  strategic development pipeline as shown on the next page.

I.
On March 10, 2026 the Company signed a term sheet agreement that included the Senior Notes 2031 restructuring phases as described in note 20 (b) Subsequent Events.  The term sheet agreement stipulates the following: regarding phase one of the Cancun complex: (i) 400 rooms, operated by  “Mondrian” brand (operated by Ennismore Mexico “new hotel operator”) previously operated by  “Vivid” brand, an adult-only brand (Operated by Hyatt); and (ii) 166 additional rooms operated by  “Mondrian” brand as well.  On April 1, 2024, the Vivid hotel began operations.  The Company is expecting that by the third quarter of 2026 Mondrian will take over the operation of the 400 rooms. The 166 remaining rooms are expected to commence operations at the end of the fourth quarter of 2026.

Phase one also includes the conversion of up to 328 hotel rooms into  residential apartments units  (37,000 square meters of saleable area). The Company is expecting that the condominiums will be converted and operating by the second quarter of 2027.

Phase two consists of a total of approximately 1,254 condominiums, divided into four condominium towers. The Company’s management and board of directors are continuously evaluating the plan for phase two of the GIC Complex.

The Company has also re-evaluated the Bajamar project. The initial plan for developing a 5-star upper-upscale resort and an industrial park has been modified as follows:

-	Development of a cruise port with a capacity of 2 million passengers per year. The Company has signed an MOU (Memorandum of Understanding) with a major global cruise line operator.
-	Development of Baja Marina, 15,000 linear ft slip spaces.
-	Development of an industrial park for leasing purposes.
-	Development of Baja Retail Village for leasing purposes
-	Development of two 5-star upper-upscale resorts, one with 371 keys and a second one with 400 keys.

Construction is expected to begin once financing has been secured. Accurate completion dates are therefore not possible to estimate at the time of preparation of these financial statements.

b.	Significant transactions

2025

i.
On September 12, 2025, the Company announced that the Company’s trust vehicle, CIBanco, S.A., Institución de Banca Múltiple (succeeded by Banco Multiva, S.A., Institución de Banca Múltiple, Grupo Financiero Multiva, as trustee), in its capacity as fiduciario (trustee) under the trust agreement CIB/4323 (FID/4323) (as amended, the “Issuer Trust”) was not able to make the second interest coupon payment due on that date in respect to the U.S.$300 million 2031 Senior Notes. The Company continues the negotiations for the restructuring of the 2031 Notes after December 31, 2025, please refer to note 10 and 20 “Subsequent events” for additional description of the restructuring process after December 31, 2025.

ii.
During Q2 2025, the Company initiated an enhancement to its corporate strategy focused on building a Bitcoin (BTC) Treasury while continuing to concentrate on its core operations, real estate development and the management of its hotel and resort business in Mexico. However, as announced on September 4, 2025, and in conjunction with the corporate governance changes the Company decided to pause its BTC treasury initiative. This decision reflects management’s focus on supporting the optimization of its Mexican real estate assets and the restructuring of its debt obligations. The Board believes that this approach will enhance operational efficiency and better align with the Company’s long-term objectives.  As part of this strategy on June 25, 2025 the Company acquired 21 Bitcoins in the amount of $41,931,431.  The 21 bitcoins were sold  on September 1, 2025 in the amount of $42,791,690.  The Company had a net gain of $1,040,259 as result of this transaction. The Company does not intend to make any additional investment in cryptocurrency.

iii.	During August 2025, Murano World entered into a new loan agreement with Exitus for US$20,403,165, Murano used the proceeds of this loan to repay the previous Exitus loans described in note 10 (2).

iv.	On June 26, 2025, NAFIN waived the covenant breaches that the Company has to that date, refer to note 10 (8) for additional description of this waiver and current covenant breaches status.

v.	On June 18, 2025, Bancomext approved the restructuring of the Insurgentes 421 Loan as described in note 10 (1).

vi.
On April 22, 2025, Operadora Hotelera GI, S. A. de C. V. on behalf of the Company and the Issuer Trust, gave notice of the occurrence of a Rapid Amortization Event due to the failure by the Issuer Trust to maintain a debt service coverage ratio of at least 1.0:1.0 as of the calculation date falling on March 31, 2025.  Such Rapid Amortization Event did not result in the debt being callable under the terms of the Senior Secured Notes, but rather that the failure was required to be communicated to the bond holders.

vii.	On April 4, 2025 Murano World repaid in full the outstanding balance of the sale and lease back agreement with Exitus at that date in the amount of US $3,286,980. See Note 10 (7).

viii.	On March 7, 2025, Murano World extended the maturity of the Santander loan in the amount of US. $1,500,000 from March 7, 2025 to March 7, 2027.

ix.
On January 30, 2025, Murano World signed a loan agreement with Sofoplus up to US. $6,000,000 with draws of US $870,772 and $5,129,228 on January 31, 2025 and February 13, 2025.  This loan has to pay monthly interest at the annual interest rate of 16%, with maturity on February 1, 2028. The use of this loan is to re-pay the principal and interest  amounts from open balances with Sofoflups. See note 6.

2024

i.
On October 17, 2024, Murano PV and NAFIN signed a secured loan agreement up to U.S.$70,378,287. This loan is intended to assist Murano PV with its working capital. The maturity of this loan is October 28, 2027.  On October 28, 2024, the Company received the tranche A and part of the tranche B, for a total  amount of U.S.$54,942,059.  The interest will be capitalized during the term of the loan at an interest rate of SOFR + 3.75% for the first year, SOFR + 4.00% for the second year and SOFR + 4.25% for the third year.

ii.
On September 12, 2024, the Company closed a 144A bond financing, issuing secured senior notes for U.S.$300 million (see note 10 (11)). The main uses of this financing were to repay in full the balances of the secured mortgage syndicated loan from Fideicomiso Murano 2000 /CIB 3001 and the VAT credit both described in note 10.

iii.	On July 30, 2024, Operadora Hotelera GI, S. A. de C. V. signed a 60-month lease agreement with Arrendadora Coppel, S.A.P.I. de C. V. for total rent payments of $40,226,116 plus 16% of VAT.

iv.
On April 9, 2024, Murano PV, S. A. de C. V. signed a loan agreement with Fínamo for $100,000,000 with initial maturity in 6 months, extended on December 3, 2024 to November 5, 2025. The annual fixed interest rate of this loan is 22%, see Note 10.

v.
On April 9, 2024, an assignment and adhesion to the syndicated secured mortgage loan of Fideicomiso Murano 2000 (GIC I Trust) was executed by and between Avantta Sentir Común, S. A. de C.V., SOFOM, E.N.R., as adherent creditor and assignee, Sabcapital, S.A. de C.V., SOFOM, E.R., as the assignor, with the appearance of Sabadell in its capacity as administrative and collateral agent and the GIC I Trust (the “GIC Loan Assignment”) whereby the assignor assigned and transferred to the assignee its rights and obligations owned as a Tranche C creditor representing 60% of the tranche C commitment, amounting to U.S. $6,000,000.00 as the assigned amount. This amount was repaid in full as part of the payment made to the Fideicomiso Murano 2000 syndicated loan on September 12, 2024 and ii was part of the uses of the U.S.$300 million senior notes received on the same date.

vi.
On April 4, 2024, the Group amended the loan agreement signed between Inmobiliaria Insurgentes 421 and Bancomext. The main change included postponing the capital payments scheduled from April 2024 to April 2025, as well as obtaining an event of default waiver from Bancomext, as lender, in connection with the funding obligations of the debt service reserve accounts. As a result of such waiver, the parties thereto executed an amendment and waiver agreement  to provide for the new terms and conditions with respect to the funding obligations of the debt service reserve accounts. Therefore, as of this date such events of default under this  loan have been waived by the lender. Refer to additional breaches for this loan in Notes 2c. and 10.

vii.	The first phase of the GIC Complex commenced operations with the opening of the Vivid Hotel on April 1, 2024.

viii.	On March 27, 2024, Murano World, S. A. de C. V. increased its credit line with Santander from U.S.$1,500,000 to U.S.$2,000,000. The total amount has been drawn down as of December 31, 2024.

ix.	Business combination:

a)	On March 21, 2024 the Company’s common stock and warrants began trading on the Nasdaq Capital Market under the ticker symbols “MRNO” and “MRNOW”, respectively.

b)
On March 20, 2024, Murano Global Investments Limited PLC and HCM Acquisition Corp (HCM) completed the Amended and Restated Business Combination Agreement (A&R BCA) and as a result there were 79,242,873 ordinary shares and 16,875,000 warrants outstanding as of that date. The Company’s original shareholder obtained 87.2% of the total outstanding shares, HCM’s sponsor obtained 11.1%, certain vendors obtained 1.6% and the remaining 0.1% of public investors. A previous 2-year lock-up agreement was signed to restricted the transfer of ordinary shares that will be finalized on March 20, 2026.

HCM does not meet the definition of a “business” under IFRS 3 Business Combinations given it consisted predominantly of cash in trust account and liabilities, therefore the transaction was not recognized using the acquisition method  and no goodwill or intangible assets were recognized.

Instead,  the merger as defined in the A&R BCA is accounted for as a capital reorganization for which the Company applied IFRS 2 Share-based payment. As such, the difference in the fair value of the shares issued by the Company over the identifiable net assets of HCM at historical cost was accounted for as share-based compensation.

The business combination in the consolidated financial statements was recorded as follows: (i) a listing expense of $917,366,970; (ii) net liabilities from HCM in the amount of $139,024,296;  (iii) transaction cost of $64,760,922 incurred during this period and (iv) additional paid in capital in the amount of $713,581,752.

c)
On March 8, 2024, the Company conducted a capital restructuring that resulted in Murano Global Investments PLC becoming the ultimate parent company of the Company and Murano PV, S. A. de C. V. as an intermediate holding company of the Group in Mexico.

d)	On March 1, 2024, Murano Global Investments Limited converted from a private limited company to a public limited company operating under the name Murano Global Investments PLC.

x.	On February 23, 2024 the Securities and Exchange Commission gave notice of effectiveness of the Registration Statement on Form F-4 related to the A&R BCA described in Note 1.b.ix.

xi.	On February 1, 2024, the Company received U.S.$6,000,000 related to the tranche C of the Fideicomiso 2000 Syndicated loan. This amount was repaid in full as part of the payment made to the Fideicomiso Murano 2000 syndicated loan on September 12, 2024 and ii was part of the uses of the U.S.$300 million senior notes received on the same date.

xii.	On January 26, 2024, February 26, 2024 and March 26, 2024, the Company received U.S.$70,000, U.S.$316,000 and U.S.$311,000, respectively, from the U.S.$2,500,000 Exitus loan (see Note 10.6).

xiii.	On January 5, 2024, the Company signed a loan agreement with Fínamo for $350,000,000 with an annual interest rate of 17%; funds were received on the same date. On January 5, 2024, the Company signed a loan agreement with Fínamo for U.S.$26,000,000 with an annual interest rate of 15%. The funds were received on January 18, 2024, and part of this loan was used to pay the $350,000,000 described above. Unit 3 of the land in Grand Island was given as guarantee under this loan agreement. See Note 10 for additional information.

2023

i.
The Exitus and Sofoplus loans in Mexican pesos described in note 6, came to an end through the early payment made by the Company, aiming to release the collateral associated with these financing arrangements. The amount paid to Sofoplus was $57,593,160 on August 22, 2023 and the amount paid to Exitus was $75,130,254 on September 14, 2023 regarding the loan credit agreements, for a principal amount of $200,000,000. This early payment allowed the Company to set free the plot of land number 2 of the Cancun Complex and give it as a guarantee in the restructuring of the syndicated loan described in note 1.b.v and note 10.

ii.
On August 24, 2023, Fideicomiso Murano 2000, as borrower, Banco Sabadell, S.A., I.B.M., as administrative and collateral agent, Banco Nacional de Comercio Exterior, S.N.C Institución de Banca de Desarrollo, Caixabank, S.A., SabCapital, S.A. de C.V., S.O.F.O.M., E.R., and Nacional Financiera, S.N.C., Institución de Banca de Desarrollo, as lenders, Operadora Hotelera GI, S.A. de C.V., Operadora Hotelera Grand Island II, S. A. de C. V., and Murano World, S.A. de C.V., as joint and several obligors, and with the appearance of Murano PV, S.A. de C.V., Murano AT GV, S.A. de C.V. and Elías Sacal Cababie executed an amendment to the syndicated secured mortgage loan agreement and its subsequent amendments for purposes of restructuring such loan.

The restructuring consists of an increase of the current syndicated credit facility by U.S. $45,000,000, with a variable interest rate based on the quarterly SOFR rate with a fixed spread of 4.0116%. The credit extension was documented through two tranches of debt: Tranche B for U.S.$35,000,000 which was used to finalize the construction of phase I of the GIC Complex and Tranche C for U.S.$10,000,000 which was used to cover additional project costs and capital requirements for the development of the GIC Complex. The loan maturity date is February 5, 2033. The agreement is subject to the Mexican laws and jurisdiction of the courts of Mexico City. The loan agreement included as additional guarantees the plot of land number 2 and the beach club – Playa Delfines of the Cancun complex. This amount was repaid in full as part of the payment made to the Fideicomiso Murano 2000 syndicated loan on September 12, 2024 and was part of the uses of the U.S.$300 million senior notes received on the same date.

iii.	In May 2023, the Company restructured the credit line with Bancomext to increase from U.S.$75,000,000 up to U.S.$100,000,000.

iv.
In March 2023, the Company acquired a beach club in Cancun for an amount of $171,000,000 (U.S.$9.4 million approximately). The Company signed a secured loan agreement with ALG Servicios Financieros México, S.A. de C.V., SOFOM E.N.R. (“ALG”) for a principal amount of U.S.$20,000,000.00. The first disbursement of U.S.$8,000,000.00, was used to finance the acquisition of the beach club land. In April and July 2023, the Company drew U.S.$5,000,000 and U.S.$7,000,000, respectively, which were used for the construction of the beach club. The loan bears an annual interest of 10% and matures on December 1, 2030. The Company provided this beach club as guarantee for this loan. ALG is incorporated as trustee in the guarantee trust of Fideicomiso Murano 2000.

v.
On March 13, 2023, the Company signed a Business Combination Agreement (“BCA”) with HCM Acquisition Corp (“HCM”) to carry out a de-SPAC transaction. On August 2, 2023, the Company signed an amended and restated Business Combination Agreement which contains customary representations and warranties, covenants, closing conditions and other terms relating to the business combination and the replacement of Murano Global B.V., which was intended to be a tax resident of the Netherlands, with Murano Global Investments Limited (“Murano Global”), a tax resident of the United Kingdom.

vi.
In February 2023, the Company signed a lease agreement as lessee for an amount of $350,000,000 with a 48-month term period with Arrendadora Fínamo, S.A. de C.V. (“Fínamo”), this contract was classified as a financial liability due to the sale and lease-back transaction agreement and it is not a sale for accounting purposes. The agreement includes plots of land in La Punta Baja Mar as guarantee.

The list of the plots of land granted is as follows: (1) Lote 1, Manzana S/M, Sup. 4,117.88 M2; (2) Lote 2, Manzana S/M, Sup. 6,294.08 M2; (3) Lote 3 (VIALIDAD), Manzana S/M, Sup. 4,117.88 M2; (4) Lote 4, Manzana S/M, Sup. 10,015.68 M2; (5) Lote 5, Manzana S/M, Sup. 11,986.53 M2; (6) Lote 6, Manzana S/M, Sup. 2,912.02 M2; (7) Lote 7, Manzana S/M, Sup. 568.51 M2 and (8) Lote 8, Manzana S/M, Sup. 635.25 M2.